Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Entity Registrant Name	Dynagas LNG Partners LP
Entity Central Index Key	0001578453
Trading Symbol	DLNG
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Common Limited Partner
Document Information
Entity's units outstanding	35,490,000
Preferred Limited Partner
Document Information
Entity's units outstanding	3,000,000
Subordinated Limited Partner
Document Information
Entity's units outstanding	0
General Partner
Document Information
Entity's units outstanding	35,526